Leases - Lease of Low-value Assets (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Interest expenses attributable to lease liabilities	kr 590	kr 388	kr 307
Expenses attributable to short-term lease	633	731
Expenses attributable to leasing agreements with low value	146	103
Expenses attributable to variable lease payments that are not included in lease liabilities	446	344
Expenses attributable to lease depreciation	5,711	2,786
Total expensed during the year	7,526	4,352
This year's lease payments in the Group	kr 6,659	kr 4,930